INCOME TAXES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income tax statutory tax rate	25.00%	25.00%
ZDSE, HHMT and SJMC [Member]
Income tax preferential tax rate	2.50%		10.00%
ZDSE, HHMT, SJMC and JEMT [Member]
Income tax statutory tax rate	2.50%
ZDSE [Member]
Income tax preferential tax rate	5.00%
HONG KONG
Income tax rate	16.50%
CHINA
Income tax rate	25.00%